Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

T-REX 2X LONG GME DAILY TARGET ETF (GMEU)	T-REX 2X LONG AVGO DAILY TARGET ETF (AVGU)
T-REX 2X LONG HOOD DAILY TARGET ETF (ROBN)	T-REX 2X INVERSE AVGO DAILY TARGET ETF (AVGD)
T-REX 2X LONG DJT DAILY TARGET ETF (DJTU)	T-REX 2X LONG PANW DAILY TARGET ETF (PANU)
T-REX 2X LONG MARA DAILY TARGET ETF (MARU)	T-REX 2X INVERSE PANW DAILY TARGET ETF (PAND)
T-REX 2X INVERSE MARA DAILY TARGET ETF (MARD)	T-REX 2X LONG TSM DAILY TARGET ETF (TSMU)
T-REX 2X LONG RBLX DAILY TARGET ETF (RBLU)	T-REX 2X INVERSE TSM DAILY TARGET ETF (TSMD)
T-REX 2X INVERSE PLTR DAILY TARGET ETF (PLTD)	T-REX 2X LONG SQ DAILY TARGET ETF (SQU)
T-REX 2X LONG ARM DAILY TARGET ETF (ARMU)	T-REX 2X INVERSE SQ DAILY TARGET ETF (SQD)
T-REX 2X LONG SHOP DAILY TARGET ETF (SHOU)	T-REX 2X INVERSE COIN DAILY TARGET ETF (COID)
T-REX 2X INVERSE SHOP DAILY TARGET ETF (SHOD)	T-REX 2X LONG APPLE DAILY TARGET ETF (AAPX)
T-REX 2X INVERSE AMD DAILY TARGET ETF (AMDD)	T-REX 2X INVERSE APPLE DAILY TARGET ETF (AAPQ)
T-REX 2X INVERSE BA DAILY TARGET ETF (BAD)	T-REX 2X LONG ALPHABET DAILY TARGET ETF (GOOX)
T-REX 2X LONG SNOW DAILY TARGET ETF (SNOU)	T-REX 2X INVERSE ALPHABET DAILY TARGET ETF (GOOQ)
T-REX 2X INVERSE SNOW DAILY TARGET ETF (SNOD)	T-REX 2X LONG MICROSOFT DAILY TARGET ETF (MSFX)
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF (MSFQ)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated April 30, 2025, as amended July 1, 2025 and August 20, 2025, as supplemented from time to time